Fair Value, Assets and Liabilities, Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trading debt securities [Member]
Assets:
Balance, beginning of period	$ 223	$ 290	$ 407
Net gains (losses)	(53)	(31)	(16)
Purchases	600	391	428
Sales	(589)	(385)	(352)
Settlements	(12)	(34)	(161)
Transfers into Level 3	115	1	0
Transfers out of Level 3	(111)	(9)	(16)
Balance, end of period	173	223	290
Net unrealized gains (losses) related to assets and liabilities held at period end	(36)	(31)	(15)
Available-for-sale securities [Member]
Assets:
Balance, beginning of period	1,565	2,044	2,994
Net gains (losses)	(34)	(6)	71
Purchases	43	475	364
Sales	(68)	(9)	(167)
Settlements	(263)	(743)	(874)
Transfers into Level 3	2,255	6	0
Transfers out of Level 3	(504)	(202)	(344)
Balance, end of period	2,994	1,565	2,044
Net unrealized gains (losses) related to assets and liabilities held at period end	1	(4)	(4)
Fair Value Disclosures, Textual [Abstract]
Total net gains (losses) included in other comprehensive income	0	(40)	(18)
Securities transferred to loans		153
Net unrealized gains (losses) related to assets and liabilities held at period end and included in other comprehensive income	57
Loans held for sale [Member]
Assets:
Balance, beginning of period	1,214	1,057	1,012
Net gains (losses)	(96)	56	(25)
Purchases	1,312	356	444
Sales	(586)	(237)	(360)
Settlements	(323)	(263)	(156)
Transfers into Level 3	1,927	354	152
Transfers out of Level 3	(2,214)	(109)	(10)
Balance, end of period	1,234	1,214	1,057
Net unrealized gains (losses) related to assets and liabilities held at period end	(38)	51	(21)
Mortgage servicing rights [Member] | Residential mortgage [Member]
Assets:
Balance, beginning of period	11,517	14,649	13,625
Net gains (losses)	(7,068)	(4,779)	(915)
Purchases	1,707	1,933	2,010
Sales	(32)	(286)	(71)
Settlements	1	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	6,125	11,517	14,649
Net unrealized gains (losses) related to assets and liabilities held at period end	(4,693)	(2,569)	960
Derivative [Member]
Assets and Liabilities:
Balance, beginning of period	(60)	21	(378)
Net gains (losses)	1,695	(162)	(539)
Purchases	8	13	15
Sales	3	(12)	(44)
Settlements	(1,471)	28	894
Transfers into Level 3	0	8	(8)
Transfers out of Level 3	(4)	44	81
Balance, end of period	171	(60)	21
Net unrealized gains (losses) related to assets and liabilities held at period end	326	75	(239)
Derivative [Member] | Interest rate contracts [Member]
Assets and Liabilities:
Balance, beginning of period	214	25	71
Net gains (losses)	2,074	585	(397)
Purchases	0	0	0
Sales	0	0	0
Settlements	(1,842)	(396)	351
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	446	214	25
Net unrealized gains (losses) related to assets and liabilities held at period end	334	249	(42)
Derivative [Member] | Equity contracts [Member]
Assets and Liabilities:
Balance, beginning of period	(269)	(17)	(511)
Net gains (losses)	(316)	(571)	(108)
Purchases	0	0	3
Sales	0	0	(37)
Settlements	298	292	556
Transfers into Level 3	(22)	6	(1)
Transfers out of Level 3	(5)	21	81
Balance, end of period	(314)	(269)	(17)
Net unrealized gains (losses) related to assets and liabilities held at period end	(19)	(186)	(169)
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Balance, beginning of period	(5)	13	62
Net gains (losses)	(63)	(176)	(34)
Purchases	8	13	12
Sales	3	(12)	(7)
Settlements	73	132	(13)
Transfers into Level 3	22	2	(7)
Transfers out of Level 3	1	23	0
Balance, end of period	39	(5)	13
Net unrealized gains (losses) related to assets and liabilities held at period end	11	12	(28)
Securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	7,850	5,468	5,203
Net gains (losses)	1,369	2,383	703
Purchases	2	0	0
Sales	0	(1)	(51)
Settlements	0	0	(399)
Transfers into Level 3	23	12	16
Transfers out of Level 3	(11)	(12)	(4)
Balance, end of period	9,233	7,850	5,468
Net unrealized gains (losses) related to assets and liabilities held at period end	$ 1,370	$ 2,386	$ 642